Related Party Transactions	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

On October 27, 2017, the Company entered into a Credit and Security Agreement and a Series B Convertible Preferred Stock Purchase Agreement with a private equity firm (the “2017 Transaction”). The 2017 Transaction provided for the 2017 Term Loan, the issuance of Series B Preferred Stock (the “Series B Preferred Stock”), and the issuance of a warrant to purchase Series B Preferred Stock (the “Series B Preferred Stock Purchase Warrant”). The 2017 Term Loan accrues interest at a rate per annum equal to 9.5% and is due October 27, 2022.

The 2017 Term Loan contains customary covenants, including a requirement to maintain a minimum unrestricted cash balance at all times of at least $5.0 million. The Company is in compliance with the 2017 Term Loan covenants. The 2017 Term Loan is secured by all tangible and intangible property and assets of the Company, with the exception of its intellectual property.

The total proceeds of $124.2 million from the 2017 Transaction were allocated to the 2017 Term Loan, Series B Preferred Stock, and the Series B Preferred Stock Purchase Warrant based on the relative fair value of the term loan, equity, and warrant issued. As a result, the Company allocated proceeds of $65.7 million to the 2017 Term Loan. As the proceeds allocated to the 2017 Term Loan are lower than the stated loan amount of $75.0 million, the resulting $9.3 million discount is amortized as interest expense using the effective interest method over the term of the loan.

As of both September 30, 2020 and December 31, 2019, the outstanding unpaid principal under the 2017 Term Loan was $75.0 million. The unamortized discount on the 2017 Term Loan was $5.4 million and $6.0 million as of September 30, 2020 and December 31, 2019, respectively. During the three months ended September 30, 2020 and 2019, the Company recognized interest expense on the 2017 Term Loan of $2.4 million and $2.2 million, inclusive of $0.6 million and $0.4 million of discount amortization for the three months ended September 30, 2020 and 2019, respectively. During the nine months ended September 30, 2020 and 2019, the Company recognized interest expense on the 2017 Term Loan of $7.1 million and $6.6 million, inclusive of $1.7 million and $1.2 million of discount amortization for the nine months ended September 30, 2020 and 2019, respectively.

In connection with the IPO, on June 18, 2020, the Series B Preferred Stock Purchase Warrant became exercisable for 400,160 shares of common stock.

On March 31, 2020, the Company entered into the First Amendment to the Credit Agreement (the “Credit Agreement Amendment”), with the collateral agent and lender party thereto, providing for the payment of interest due and payable as of March 31, 2020 in shares of Series B Preferred Stock, and further providing for the payment of interest due and payable as of September 30, 2020 in shares of the Series B Preferred Stock in the event the IPO has not been consummated by such date. Pursuant to the Credit Agreement Amendment, the Company concurrently entered into a Series B Preferred Stock Subscription Agreement (the “Subscription Agreement”), with the lender, which provided for the issuance of 967,130 shares of Series B Preferred Stock at a subscription price of $2.25 per share, as payment for interest due and payable as of March 31, 2020 and all applicable fees as set forth in the Credit Agreement Amendment.

On May 8, 2020, the Company entered into an unsecured convertible promissory note (the “Note”) with an existing investor pursuant to a note purchase agreement, in an aggregate principal amount of $15.0 million, with an annual interest rate of 8.0% and a maturity date of May 8, 2022. The Note was convertible into (i) common stock upon an initial public offering at the lesser of the conversion price then in effect and a conversion price equal to 80% of the public offering price (or, if not a “qualified IPO” as defined in the Company’s certificate of incorporation, at the election of a majority of the holders), (ii) on the maturity date or at the election of a majority of the holders, Series B preferred stock at an initial conversion price of $13.90 per share subject to certain adjustments, or (iii) at the election of a majority of the holders, shares of another class of equity securities issued by the Company in a future financing at 80% of the price per share of such class of equity securities issued in such offering. Interest under the Note was not generally payable except that if the Note is not converted pursuant to its terms on or prior to the maturity date and there are not sufficient authorized and unissued shares of Series B preferred stock for issuance upon the conversion of the Note on the maturity date, then the Company is required to pay all outstanding principal and any accrued and unpaid interest under the Note in cash. If the holders of the Note have not elected to convert the Note prior to, or in connection with, any sale transaction or a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, then, upon any such sale transaction or liquidation, dissolution or winding up of the Company, the Company would have been required to pay in cash the outstanding principal balance of the Note, together with accrued and unpaid interest thereon, plus a make whole premium of 50% of the aggregate principal amount (less accrued and unpaid interest). The Company evaluated the economic features embedded in the Note and identified features that were required to be bifurcated and accounted for separately as a derivative. Accordingly, a derivative liability of $3.6 million was recorded on the issuance date of the Note and $3.8 million was subsequently reclassified to equity representing the fair value of the derivative liability on the date of extinguishment. The change in the fair value of the derivative liability of $0.2 million is included in interest and other income (expense), net in the accompanying condensed consolidated statements of operations. In June 2020, in connection with completion of the IPO, the Note was converted into 1,250,000 shares of common stock and all obligations under the Note were extinguished. Upon the conversion, the Company recorded a $3.6 million loss on extinguishment of the debt, which represented the difference between the carrying value of the Note and the derivative liability and the fair value of the shares of common stock issued to the Note holder of $3.4 million combined with amortization of the related debt discount of $0.2 million. The loss on extinguishment of debt was included in the interest and other income (expense), net in the accompanying condensed consolidated statements of operations for nine months ended September 30, 2020.